PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, PA 17101-2141
January 30, 2026
VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	PFM Multi-Manager Series Trust (the “Trust”)
File Nos.: 333-220096 and 811-23282
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the Trust, each dated January 28, 2026, do not differ from that contained in the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 27, 2026 (Accession No. 0000894189-26-001983).
If you have any questions, please contact me at (717) 603-4221.
Very truly yours,
/s/ Patrick R. Carmody
Patrick R. Carmody
Treasurer